Investment Strategy - Polen 5Perspectives Small-Mid Growth ETF	Sep. 11, 2026
Prospectus [Line Items]
Strategy [Heading]	Summary of Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund typically invests in a portfolio of common stocks of small and mid-cap (often combined as “SMID”) companies. Under normal circumstances, the Fund invests at least 80% of its net assets, at the time of purchase, in equity securities of issuers that are small or mid-cap growth companies. This 80% policy may be changed by the Board of Trustees without shareholder approval upon 60 days’ notice to shareholders.

For purposes of the 80% policy, the Adviser defines small and mid-cap issuers as those companies that, at the time of purchase, possess market capitalizations within the range of those companies included in the Russell 2500™ Growth Index. The Russell 2500™ Growth Index is a market index intended to measure the performance of the small to mid-cap growth segment of the US equity universe. As of July 31, 2026, the average weighted market capitalization of issuers in the Russell 2500™ Growth Index was $7.8 billion.

A company will be considered a “growth” company if it passes either of the following tests:

●	Any company that appears in any one of the following three “growth” indices—MSCI USA Small Cap Growth Index, MSCI ACWI Growth Index, or Russell 3000® Growth Index—will be considered by the Adviser to be a “growth” company.

●	In the alternative, any company that receives a positive net “z-score” will be classified as a “growth” company. The Adviser determines a company’s “z-score” by weighing growth factors (including forward and historical earnings growth, an internal growth measure, and sales growth) against value factors (including book-to-price ratio, forward earnings-to-price ratio, and dividend yield), to determine whether the net score is positive (growth) or negative (value).

The Fund’s 80% policy does not require the Fund to sell a security of a small or mid-cap growth company in the event that either (i) such company’s market capitalization moves outside the range of the market capitalizations of companies in the Russell 2500™ Growth Index or (ii) such company fails to satisfy at least one of the growth company tests; however, additional purchases of such security will be subject to the 20% limitation for securities outside of the Fund’s small and mid-cap growth portfolio.

The Adviser considers multiple factors to identify opportunities with attractive fundamental, thematic and/or technical traits. The Adviser believes earnings growth drives long-term stock performance and is influenced by changes in a company’s internal or external environment. The Adviser has identified the following key environmental conditions or “primary forces”: (i) competitive advantage, (ii) thematic forces, and (iii) cyclical business conditions.

The Adviser believes that changes in earnings power produced by competitive advantage, thematic forces, and cyclical business conditions are often not accurately captured in market prices. Thus, the Adviser believes that compelling investment opportunities are often closely associated with these identified primary forces. The Adviser believes that a portfolio of stocks positioned to benefit from one or more of these primary forces should outperform over time.

The Adviser aims to construct a portfolio of stocks with key competitive advantages and favorable business conditions. Portfolio construction focuses on industry and factor exposures and seeks to optimize the attractiveness of the overall portfolio against the risks involved in sector or factor exposures that are overweighted or underweighted relative to their benchmark. An “Attractiveness Score” reflects the Adviser’s evaluation of each investment opportunity across valuation, business model, thematic timeliness, management team, and technical behavior. Thematic timeliness means how relevant a theme is to current market behavior. Technical behavior refers to the price/chart of the stock, it is a factor that evaluates price and helps the Adviser with the timing of its investments.

The Fund may sell a security if in the Adviser’s view (i) a company’s financial results fall significantly off its projected growth path, either in terms of product sales or market development, (ii) the company loses a significant competitive advantage, or (iii) the Adviser’s assessment of a company’s Attractiveness Score changes; positions may be reduced or eliminated entirely. Each investment is purchased with an open-ended time horizon, but is expected to average between one and two years. Actual time horizons range from a few months to more than four years. However, the Adviser may sell its securities, regardless of the length of time that they have been held, and may adjust the size of its positions, if the Adviser determines that it would be in the Fund’s best interest to do so.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal circumstances, the Fund invests at least 80% of its net assets, at the time of purchase, in equity securities of issuers that are small or mid-cap growth companies. This 80% policy may be changed by the Board of Trustees without shareholder approval upon 60 days’ notice to shareholders.